Borrowings (Details Narrative) - ARS ($) $ in Millions		1 Months Ended			12 Months Ended
	Jun. 08, 2026	Apr. 30, 2026	Jan. 20, 2026	Dec. 17, 2025	Jun. 30, 2026	Dec. 10, 2025	Sep. 02, 2025	Jul. 11, 2025	Jun. 30, 2025
Statement [Line Items]
Total non-current borrowings					$ 1,457,642.0				$ 1,078,201.0
Total Borrowings from collateralized liabilities					$ 291,213.0				$ 251,576.0
Aggregate principal amount	$ 50.0	$ 64.2	$ 87.6	$ 180.0			$ 31.3	$ 43.7
Interest rate					9.80%
Series LIII Notes [Member]
Statement [Line Items]
Issuance prise		100.00%
Maturity date		April 30, 2030
Amount in original currency		$ 23.0
Interest rate		6.25%
Series L Notes Cresud [Member]
Statement [Line Items]
Total non-current borrowings						$ 29.6
Issuance date					September 10, 2026
Maturity date					March 10, 2029
Interest rate					7.25
Series L Additional and Series LI Notes Cresud [Member]
Statement [Line Items]
Issuance date			December 10, 2025
Issuance prise		100.75%
Debt instrument carrying amount			$ 40.8
Debt instrument face amount			$ 70.4
Description of semi annual payments			denominated in dollars for an amount of USD 46.8 million, with 5.75% interest rate, with semi-annual payments. The capital amortization will be 100% at maturity, on January 20, 2027. The issuance price was 100% of the nominal value
Maturity date			March 10, 2029
Series LII Notes [Member]
Statement [Line Items]
Issuance prise		100.00%
Maturity date		April 30, 2028
Amount in original currency		$ 41.2
Interest rate		4.75%
Series A [Member] | Series IV Class A and B Notes FyO [Member]
Statement [Line Items]
Issuance prise			100.00%
Maturity date			July 20, 2027
Amount in original currency			$ 21.0
Interest rate			7.90%
Series B [Member] | Series IV Class A and B Notes FyO [Member]
Statement [Line Items]
Issuance prise			100.00%
Maturity date			January 20, 2027
Amount in original currency			$ 7.0
Interest rate			8.50%
Series XXV Notes Issuance IRSA [Member]
Statement [Line Items]
Issuance prise	100.00%
Maturity date	June 8, 2027
Amount in original currency	$ 50.0
Interest rate	3.75%
Series XXIV Notes IRSA [Member]
Statement [Line Items]
Issuance date				March 31, 2025
Issuance prise				98.503%
Description of semi annual payments				The Series XXIV Notes were issued under New York Law, will mature on March 31, 2035, and will accrue interest at a fixed annual nominal rate of 8.00%, with interest payable semiannually on March 31 and September 30 of each year until maturity. Principal amortization will be made in three installments: (i) 33% of the principal on March 31, 2033, (ii) 33% of the principal on March 31, 2034, and (iii) 34% of the principal on March 31, 2035
Total outstanding amount				$ 480.5